LONGTERM INVESTMENTS (Tables)	6 Months Ended
Jun. 30, 2022
Schedule Of Long-term Investments
	Fair Value December 31,	Net	Movements in foreign	Fair value adjustments	Fair Value June 30,
	2021	Additions	exchange	for the period	2022
Talisker Resources Common Shares	$3,880	$-	$(46)	$(1,248)	$2,586
Silver Wolf Exploration Ltd. Common Shares	59	31	(1)	(40)	49
Endurance Gold Corp. Common Shares	-	26	-	6	32
	$3,939	$57	$(47)	$(1,282)	$2,667